SHAREHOLDERS’	12 Months Ended
Dec. 31, 2021
Equity [Abstract]
SHAREHOLDERS’

NOTE 9– SHAREHOLDERS’ EQUITY (DEFICIT)

Preferred stock

Series A preferred stock

On April 9, 2019, the Company entered into agreements with all holders of its Series A Convertible Preferred Stock to exchange all 4,000,000 outstanding shares of preferred stock for an aggregate of 2,600,000 shares of restricted common stock. Upon conversion, pursuant to Section 9(i) of the Certificate of Designation, the Series A Convertible Preferred Stock became undesignated upon their return to the Company. In July 2020, the Company filed a Certificate of Withdrawal of the Series A designation.

Series B preferred shares

In August 2019, the Company designated Series B Preferred Shares consisting of 1,700,000 shares with a par value of $0.001 and a stated value of $0.001. The Series B preferred shares have no voting rights and are not redeemable. Each share of Series B Preferred stock is convertible into one share of common stock at the option of the holder subject to beneficial ownership limitation.

On August 16, 2019, the Company issued 1,000,000 Series B preferred shares for services rendered to the former member of Prime EFS who was considered a related party. On July 24, 2020, the Company issued 1,000,000 shares of its common stock upon conversion of 1,000,000 shares of Series B Preferred shares.

On August 16, 2019, the Company issued 700,000 shares of Series B Preferred shares to Bellridge Capital, L.P. upon settlement of 700,000 shares of issuable common shares.

Series C preferred shares

Pursuant to the August 2019 Purchase Agreement (see Note 7), by and among the Company and the investors named therein (the “August 2019 Investors”), the Company is required to keep reserved for issuance to the August 2019 Investors three times the number of shares of common stock issuable to the August 2019 Investors upon conversion or exercise, as applicable, of convertible notes and warrants held by the August 2019 Investors (the “August 2019 Reserve Requirement”). If the Company fails to meet the August 2019 Reserve Requirement within 45 days after written notice from an August 2019 Investor, the Company must, inter alia, sell to the Lead Investor (as defined in the August 2019 Purchase Agreement) for $100 a series of preferred stock which holds voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue, which such preferred stock will be automatically cancelled upon the effectiveness of the resulting increase in the Company’s authorized stock. By letter agreement dated, June 4, 2020, the Lead Investor assigned this contract right to John Mercadante, the chief executive officer of the Company.

On June 5, 2020, the Company sold to John Mercadante, for $100, one share of Series C Preferred Stock which has voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue. Upon the effectiveness of the amendment on July 20, 2020, the Series C Preferred Stock was automatically cancelled. The Series C Preferred Stock was not entitled to vote on any other matter, was not entitled to dividends, was not convertible into any other security of the Company and was not entitled to any distributions upon liquidation of the Company.

Series D preferred shares

The Board of Directors (the “Board”) created the Series D pursuant to the authority vested in the Board by the Company’s Amended and Restated Articles of Incorporation to issue up to 10,000,000 shares of preferred stock, $0.001 par value per share. The Company’s Amended and Restated Articles of Incorporation explicitly authorize the Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.

On July 20, 2020, the Board filed the Certificate of Designation of Preferences (“COD”), Rights and Limitations of Series D Preferred Stock (the “Series D COD”) with the Secretary of State of the State of Nevada designating 1,250,000 shares of preferred stock as Series D. The Series D does not have the right to vote. The Series D has a stated value of $6.00 per share (the “Stated Value”). Subject only to the liquidation rights of the holders of Series B Preferred Stock that is currently issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series D is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of common stock on an as-converted to common stock basis. Until July 20, 2021, the holders of Series D have the right to participate, pro rata, in each subsequent financing in an amount up to 25% of the total proceeds of such financing on the same terms, conditions and price otherwise available in such subsequent financing.

Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series D is convertible into 1,000 shares of common stock. A holder of Series D may not convert any shares of Series D into common stock if the holder (together with the holder’s affiliates and any persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of common stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series D COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of common stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series D COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Approval of at least a majority of the outstanding Series D is required to: (a) amend or repeal any provision of, or add any provision to, the Company’s Articles of Incorporation or bylaws, or file any Certificate of Designation (however such document is named) or articles of amendment to create any class or any series of preferred stock, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series D, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or bylaws or by merger, consolidation or otherwise or filing any Certificate of Designation, it being understood that the creation of a new security having rights, preferences or privileges senior to or on parity with the Series D in a future financing will not constitute an amendment, addition, alteration, filing, waiver or repeal for these purposes; (b) increase or decrease (other than by conversion) the authorized number of Series D; (c) issue any Series D, other than to the Investors; or (d) without limiting any provision hereunder, whether or not prohibited by the terms of the Series D, circumvent a right of the Series D.

On July 20, 2020 and July 22, 2020, the Company entered Exchange Agreements with two Investors to exchange outstanding August 2019 Notes and August 2019 Warrants for a newly created series of preferred stock designated the Series D Convertible Preferred Stock. Pursuant to the Exchange Agreements, the Investors exchanged August 2019 Notes with an aggregate remaining principal amount outstanding of $500,184, accrued interest payable of $85,827, and Warrants to purchase 423,159,293 shares of Common Stock for 522,726 shares of Series D (the “Exchange”). The Series D shares issued in the exchange had an equivalent fair value as if the investors had converted their debt to common stock at the contractual rate in the convertible notes and therefore, there was no gain or loss on the exchange. In connection with the issuance of the Series D shares, the Company recorded a loss on debt extinguishment of $239,678 which is associated with the fair market value of the excess shares issued upon conversion of other settlement amounts.

During the period from July 1, 2020 to December 31, 2020, the Company issued 522,726,000 shares of its common stock in connection with the conversion of 522,726 shares of Series D. The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD. Accordingly, as of December 31, 2021 and 2020, no shares of Series D were outstanding.

These Series D preferred share issuances which were not redeemable were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series D preferred stock agreements, Series D preferred stock was not redeemable. As such, since Series D preferred stock was not redeemable, the Series D preferred stock was classified as permanent equity. The Company also concluded that the conversion rights under the Series D Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series D Preferred Stock were not considered an embedded derivative that required bifurcation.

Series E preferred shares

To consummate the Series E Offering, the Company’s Board of Directors (the “Board”) created the Series E Convertible Preferred Stock (the “Series E”) pursuant to the authority vested in the Board by the Company’s Amended and Restated Articles of Incorporation to issue up to 10,000,000 shares of preferred stock, $0.001 par value per share, of which 7,049,999 are unissued and undesignated. The Company’s Amended and Restated Articles of Incorporation explicitly authorize the Board to issue any or all of such shares of preferred stock in one (1) or more classes or series and to fix the designations, powers, preferences and rights, the qualifications, limitations or restrictions thereof, including dividend rights, dividend rates, conversion rights, voting rights, terms of redemption, redemption prices, liquidation preferences and the number of shares constituting any class or series, without further vote or action by the stockholders.

On October 6, 2020, the Board filed the Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock (the “Series E COD”) with the Secretary of State of the State of Nevada designating 562,250 shares of preferred stock as Series E. On December 28, 2020, the Board filed an Amended and Restated Certificate of Designation of Preferences, Rights and Limitations of Series E Convertible Preferred Stock (the “Amended Series E COD”) with the Secretary of State of the State of Nevada. The Series E has a stated value of $13.34 per share (the “Stated Value”). Pursuant with the Amended Series E COD,

●	Each holder of Series E has the right to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series E held by such holder are convertible as of the applicable record date.

●	Unless prohibited by Nevada law governing distributions to stockholders, for a period of one-year beginning with the Original Issuance Date, as defined, the Corporation shall have the right but not the obligation to redeem all outstanding Series E (and not any part of the Series E) at a price equal to 115% of (i) the Stated Value per share plus (ii) all unpaid dividends thereon. If the Company fails to redeem all outstanding Series E on the redemption date, it shall be deemed to have waived its redemption right.

Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series E shall be convertible into that number of shares of Common Stock calculated by dividing the Stated Value of each share of Series E being converted by the Conversion Price. The initial Conversion Price shall be $0.01 which shall be subject to adjustment as provided below. In addition, the Company shall issue the Holder converting all or any portion of Series E an additional sum (the “Make Good Amount”) equal to $210 for each $1,000 of Stated Value of the Series E converted pro-rated for amounts more or less than $1,000, increasing to $310 for each $1,000 of Stated Value during the Triggering Event Period (the “Extra Amount”). Subject to the Beneficial Ownership Limitation, the Make Good Amount shall be paid in Shares of Common Stock, as follows: The number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Extra Amount by the product of 80% times the average VWAP for the five Trading Days prior to the date a Holder delivered a notice of conversion to the Company (the “Conversion Date”). During the Triggering Event Period, the number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Extra Amount by the product of 70% times the average VWAP for the five Trading Days prior to the Conversion Date.

Subject to the Beneficial Ownership Limitation, at any time during the period commencing on the date of the occurrence of a Triggering Event and ending on the date of the cure of such Triggering Event (the “Triggering Event Period”), a Holder may, at such Holder’s option, by delivery of a conversion notice to the Company to convert all, or any number of Series E (such conversion amount of the Series E to be converted pursuant to this Section 6(b) (the “Triggering Event Conversion Amount”), into shares of Common Stock at the Triggering Event Conversion Price. The “Triggering Event Conversion Amount” means 125% of the Stated Value and the “Triggering Event Conversion Price” means $0.006.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Triggering events include, but are not limited to, (1) failure to satisfy Rule 144 current public information requirements; (2) ceasing to be a reporting company under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), or failing to comply with the reporting requirements of a reporting company under the Exchange Act; (3) suspension from or termination of trading; (4) failure to reserve sufficient shares of Common Stock (after cure periods and subject to certain extensions); (5) various insolvency proceedings (subject to certain carveouts); (6) material breach of the Series E Offering transaction documents; and (7) failure to comply with conversion of any Series E shares when requested by the holder thereof.

If and whenever on or after the Initial Issuance Date but not after two years from the Original Issuance Date, the Company issues or sells, or is deemed to have issued or sold, additional shares of common stock, options, warrants of convertible instruments, other than an Exempt Issuance, for a consideration per share (the “Base Share Price”) less than a price equal to the Conversion Price in effect immediately prior to such issuance or sale or deemed issuance or sale (such Conversion Price then in effect is reflected to herein as the “Applicable Price”) (the foregoing a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the conversion price then in effect shall be reduced to an amount equal to the Base Share Price.

From and after the Original Issuance Date, cumulative dividends on each share of Series E shall accrue, whether or not declared by the Board of Directors and whether or not there are funds legally available for the payment of dividends, on a daily basis in arrears at the rate of 6% per annum based on a 360-day year on the Stated Value plus all unpaid accrued and accumulated dividends thereon. During the year ended December 31, 2021, the Company accrued dividends of $140,872 which has been included in accrued expenses on the accompanying consolidated balance sheet.

On a pari passu basis with the holders of Series D Convertible Preferred Stock that was issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series E is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of Common Stock on an as-converted to Common Stock basis. Until the date that such Series E shareholder no longer owns at least 50% of the Series E, the holders of Series E have the right to participate, pro rata, in each subsequent financing in an amount up to 25% of the total proceeds of such financing on the same terms, conditions and price otherwise available in such subsequent financing.

A holder of Series E may not convert any shares of Series E into Common Stock if the holder (together with the holder’s affiliates and any persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series E COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Amended Series E COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.

Approval of at least a majority of the outstanding Series E is required to: (a) amend or repeal any provision of, or add any provision to, the Company’s Articles of Incorporation or bylaws, or file any Certificate of Designation (however such document is named) or articles of amendment to create any class or any series of preferred stock, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series E, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or bylaws or by merger, consolidation or otherwise or filing any Certificate of Designation, but the creation of a new security having rights, preferences or privileges senior to or on parity with the Series E in a future financing will not constitute an amendment, addition, alteration, filing, waiver or repeal for these purposes; (b) increase or decrease (other than by conversion) the authorized number of Series E; (c) issue any Series D Convertible Preferred Stock, (d) issue any Series E in excess of 562,250 or (e) without limiting any provision under the Series E COD, whether or not prohibited by the terms of the Series E, circumvent a right of the Series E.

On October 8, 2020, the Company entered into a Securities Purchase Agreement with the investors party thereto (collectively the “Investors”) pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 47,977 shares of Series E Convertible Preferred Stock (the “Series E”) and (ii) warrants (the “Warrants”) to purchase 23,988,500 shares of the Company’s common stock which are equal to 50% of the shares of common stock issuable upon conversion of the Series E if the Series E were converted on October 8, 2020 (the “October 2020 Series E Offering”). The gross proceeds to the Company were $640,000, or $13.34 per unit which is the stated value of each Series E share. The Company paid fees of $35,000 and received net proceeds of $605,000. The initial exercise price of the Warrants related to the October 2020 Series E Offering is $0.04 per share, subject to adjustment. Due to down-round provisions in the Warrants, the number of warrants was increased from 23,988,500 warrants to 95,954,000 warrants, and the exercise price was reduced to $0.01 per share.

On December 28, 2020 and December 30, 2020, the Company entered into Securities Purchase Agreements with investors pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 57,400 shares of Series E and (ii) Warrants to purchase 76,571,429 shares of the Company’s common stock which are equal to 1,334 warrants for each share of Series E purchased (the “December 2020 Series E Offering”). The gross proceeds to the Company were $670,000, or $11.67 per unit. The Company paid fees of $112,000 and received net proceeds of $558,000. The initial exercise price of the Warrants related to the December 2020 Series E Offering is $0.01 per share, subject to adjustment. In connection with the issuance of the Series E and related warrants, the Company recorded a deemed dividend of $527,230 related to the beneficial conversion features of the Series E.

During the three months ended March 31, 2021, the Company entered into Securities Purchase Agreements with investors pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 310,992 shares of Series E and (ii) Warrants to purchase 414,857,146 shares of the Company’s common stock which are equal to 1,334 warrants for each for each share of Series E purchased (the “Q1 2021 Series E Offering”). The gross proceeds to the Company were $3,630,000, or $11.67 per unit. The Company paid fees of $372,000 and received net proceeds of $3,258,000. The initial exercise price of the Warrants related to the Q1 2021 Series E Offering is $0.01 per share, subject to adjustment. Additionally, the Company issued 82,971,429 warrants to the placement agent at an initial exercise price of $0.01 per share. In connection with the issuance of the Series E and related warrants, during the three months ended March 31, 2021, the Company recorded a deemed dividend of $777,510 related to the beneficial conversion features of the Series E.

During April 2021, the Company entered into Securities Purchase Agreements with investors pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 32,126 shares of Series E and (ii) Warrants to purchase 42,857,143 shares of the Company’s common stock which are equal to 1,334 warrants for each for each share of Series E purchased (the “April 2021 Series E Offering”). The gross proceeds to the Company were $375,000, or $11.67 per unit. The Company paid fees of $42,500 and received net proceeds of $332,500. The initial exercise price of the Warrants related to the April 2021 Series E Offering is $0.01 per share, subject to adjustment. Additionally, the Company issued 8,571,429 warrants to the placement agent at an initial exercise price of $0.01 per share. In connection with the issuance of the Series E and related warrants, on April 9, 2021, the Company recorded a deemed dividend of $104,533 related to the beneficial conversion features of the Series E.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

In connection with the Series E Offerings, the Company entered into Registration Rights Agreements (the “Series E Registration Rights Agreements”) pursuant to which the Company agreed to file a registration statement on Form S-1 to register the resale of the shares of Common Stock issuable to the Investors upon conversion of the Series E Preferred Stock and exercise of the Warrants. Pursuant to the Series E Registration Rights Agreements, if a registration statement registering for resale all of the shares of common stock issuable under Series E Convertible Preferred Stock and Warrants (i) is not filed with the Commission by the Company within 30 days of the closing dates or any other registration statement, (ii) is not declared effective by the Commission by the Effectiveness Date of the initial registration statement (90 days following the closing date) or any other registration statement, or (iii) after the effective date of a registration statement, such registration statement ceases for any reason to remain continuously effective as to all registrable securities included in such registration statement for more than 30 calendar days during any 12-month period (any such failure or breach being referred to as an “Event”, and the date on which such Event occurs, being referred to as “Event Date”), then, in addition to any other rights the Holders may have under the Series E Registration Rights Agreements or under applicable law, on each such Event Date and on each monthly anniversary of each such Event Date (if the applicable Event shall not have been cured by such date) until the applicable Event is cured, the Company is obligated to pay to each Holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the purchase price paid by such Holder pursuant to the Series E Purchase Agreement, during which such Event continues uncured. Also pursuant to the Series E Registration Rights Agreements, the partial liquidated damages provisions summarized above apply on a daily pro rata basis for any portion of a month prior to the cure of an Event. The Company did not file its initial registration statement within 30 days of the closing date of certain of the Registration Rights Agreements (the “Filing Events”) and such registration statement was not declared effective by the Commission by the Effectiveness Date of certain of the Registration Rights Agreements (the “Effectiveness Events”). The Company filed a registration statement on Form S-1 for the shares of Common Stock issuable to the Investors upon conversion of the Series E Preferred Stock and exercise of the Warrants (the “S-1 Registration Statement”) on April 22, 2021 (the “Filing Date”), which was declared effective by the Commission on May 5, 2021 (the “Effective Date”). The filing of the S-1 Registration Statement cured the Filing Events as of the Filing Date. The declaration of effectiveness of the S-1 Registration Statement cured the Effectiveness Events as of the Effective Date.

These Series E preferred share issuances with redemption provisions that permit the issuer to settle in either cash or common stock, at the option of the issuer, were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series E preferred stock agreements, the Company shall have the right but not the obligation to redeem all outstanding Series E (and not any part of the Series E) at a price equal to 115% of (i) the Stated Value per share plus (ii) all unpaid dividends thereon. As such, since Series E preferred stock is redeemable upon the occurrence of an event that is within the Company’s control, the Series E preferred stock is classified as permanent equity.

The Company concluded that the Series E Preferred Stock represented an equity host and, therefore, the redemption feature of the Series E Preferred Stock was considered to be clearly and closely related to the associated equity host instrument. The redemption features did not meet the net settlement criteria of a derivative and, therefore, were not considered embedded derivatives that required bifurcation. The Company also concluded that the conversion rights under the Series E Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series E Preferred Stock were not considered an embedded derivative that required bifurcation.

On December 8, 2020 the Company entered into an Engagement Agreement (the “Engagement Agreement”) with a placement agent to act as an exclusive selling/placement agent for the Company to assist in a financing for the Company. In connection with the engagement letter, the Company agreed to pay to the placement agent at each full or incremental closing of any equity financing, convertible debt financing, debt conversion or any instrument convertible or exercisable into the Company’s common stock (the “Securities Financing”) during the Exclusive Period which is for a period of 90 days from the date of execution of this Letter Agreement; (i) a cash transaction fee in the amount of 10% of the amount of the Securities Financing; and (ii) warrants (the “Warrants”) with a 5 year term and cashless exercise, equal to 10% of the amount of securities sold (on an as converted basis) in the Securities Financing, at an exercise price equal to the investor’s warrant exercise price of the Securities Financing. In connection with this Engagement Agreement, through December 31, 2020, the Company paid the placement agent cash of $67,000 and issued 15,314,285 warrants to the placement agent at an initial exercise price of $0.01 per share. Additionally, during the year ended December 31, 2021, the Company paid the placement agent cash of $385,500 and issued 91,542,858 warrants to the placement agent at an initial exercise price of $0.01 per share. The cash fee of $400,500 was charged against the proceeds of the offering in additional paid-in capital and there is no effect on equity for the placement agent warrants.

During the three months ended June 30, 2021, the Company issued 571,296,287 shares of its common stock in connection with the conversion of 340,346 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

During the three months ended September 30, 2021, the Company issued 25,725,519 shares of its common stock in connection with the conversion of 17,135 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

During the three months ended December 31, 2021, the Company issued 60,758,228 shares of its common stock in connection with the conversion of 39,410 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

Series F preferred share

Pursuant to the terms of the Securities Purchase Agreements entered in connection with the Series E Offering by and among the Company and the investors named therein (the “Series E Investors”), the Company is required to keep reserved for issuance to the Series E Investors three times the number of shares of common stock issuable to the Series E Investors upon conversion or exercise, as applicable, of convertible notes and warrants held by the Series E Investors (the “Series E Reserve Requirement”). If the Company fails to meet the Series E Reserve Requirement within 45 days after written notice from a Series E Investor, the Company must, inter alia, sell to Company’s chief executive officer (or such other officer as the board of directors may designate) a series of preferred stock which holds voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue, which such preferred stock will be automatically cancelled upon the effectiveness of the resulting increase in the Company’s authorized stock.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On February 22, 2021, the Company sold to John Mercadante, for $10, one share of Series F Preferred Stock which has voting power equal to 51% of the number of votes eligible to vote at any special or annual meeting of the Company’s stockholders (with the power to take action by written consent in lieu of a stockholders meeting) for the sole purpose of amending the Company’s Amended and Restated Articles of Incorporation to increase the number of shares of common stock that the Company is authorized to issue. Upon the effectiveness of the amendment on April 15, 2021, the Series F Preferred Stock was automatically cancelled. The Series F Preferred Stock was not entitled to vote on any other matter, was not entitled to dividends, was not convertible into any other security of the Company and was not entitled to any distributions upon liquidation of the Company.

Series G preferred share

On December 28, 2021, the Company’s Board of Directors (the “Board”) Board filed the Certificate of Designation of Preferences, Rights and Limitations of Series G Convertible Preferred Stock (the “Series G COD”) with the Secretary of State of the State of Nevada designating 1,000,000 shares of preferred stock as Series G. The Series E has a stated value of $10.00 per share (the “Series G Stated Value”). Pursuant with the Series G COD,

●	Each holder of Series G has the right to cast the number of votes equal to the number of whole shares of Common Stock into which the shares of Series G held by such holder are convertible as of the applicable record date.

●	Unless prohibited by Nevada law governing distributions to stockholders, for a period of one-year beginning with the Original Issuance Date, as defined, the Corporation shall have the right but not the obligation to redeem all outstanding Series G (and not any part of the Series G) at a price equal to 115% of (i) the Stated Value per share plus (ii) all unpaid dividends thereon. If the Company fails to redeem all outstanding Series G on the redemption date, it shall be deemed to have waived its redemption right.

Subject to a beneficial ownership limitation and customary adjustments for stock dividends and stock splits, each share of Series G shall be convertible into that number of shares of Common Stock calculated by dividing the Stated Value of each share of Series G being converted by the Conversion Price. The initial Conversion Price shall be $0.01 which shall be subject to adjustment as provided below. In addition, the Company shall issue the Holder converting all or any portion of Series G an additional sum (the “Series G Make Good Amount”) equal to $210 for each $1,000 of Stated Value of the Series G converted pro-rated for amounts more or less than $1,000 (the “Series G Extra Amount”). Subject to the Beneficial Ownership Limitation, the Make Good Amount shall be paid in Shares of Common Stock, as follows: The number of shares of Common Stock issuable as the Make Good Amount shall be calculated by dividing the Series G Extra Amount by the product of 80% times the average VWAP for the five Trading Days prior to the date a Holder delivered a notice of conversion to the Company (the “Conversion Date”), subject to beneficial ownership limitations.

If and whenever on or after the Initial Issuance Date but not after two years from the Original Issuance Date, the Company issues or sells, or is deemed to have issued or sold, additional shares of common stock, options, warrants of convertible instruments, other than an Exempt Issuance, for a consideration per share (the “Base Share Price”) less than a price equal to the Conversion Price in effect immediately prior to such issuance or sale or deemed issuance or sale (such Conversion Price then in effect is reflected to herein as the “Applicable Price”) (the foregoing a “Dilutive Issuance”), then immediately after such Dilutive Issuance, the conversion price then in effect shall be reduced to an amount equal to the Base Share Price.

From and after the Original Issuance Date, cumulative dividends on each share of Series G shall accrue, whether or not declared by the Board of Directors and whether or not there are funds legally available for the payment of dividends, on a daily basis in arrears at the rate of 6% per annum based on a 360-day year on the Stated Value plus all unpaid accrued and accumulated dividends thereon.

On a pari passu basis with the holders of Series E Convertible Preferred Stock that was issued and outstanding, upon the liquidation, dissolution or winding up of the business of the Company, whether voluntary or involuntary, the Series G is entitled to receive an amount per share equal to the Stated Value and then receive a pro-rata portion of the remaining assets available for distribution to the holders of Common Stock on an as-converted to Common Stock basis. The holders of Series G have the right to participate, pro rata, in each subsequent financing in an amount up to 40% of the total proceeds of such financing on the same terms, conditions and price otherwise available in such subsequent financing.

A holder of Series G may not convert any shares of Series G into Common Stock if the holder (together with the holder’s affiliates and any persons acting as a group together with the holder or any of the holder’s affiliates) would beneficially own in excess of 4.99% of the number of shares of Common Stock outstanding immediately after giving effect to the conversion, as such percentage ownership is determined in accordance with the terms of the Series G COD. However, upon notice from the holder to the Company, the holder may decrease or increase the beneficial ownership limitation, which may not exceed 9.99% of the number of shares of Common Stock outstanding immediately after giving effect to the exercise, as such percentage ownership is determined in accordance with the terms of the Series G COD, provided that any such increase or decrease in the beneficial ownership limitation will not take effect until 61 days following notice to the Company.

Approval of at least two-thirds of the outstanding Series G is required to: (a) amend or repeal any provision of, or add any provision to, the Company’s Articles of Incorporation or bylaws, or file any Certificate of Designation (however such document is named) or articles of amendment to create any class or any series of preferred stock, if such action would adversely alter or change in any respect the preferences, rights, privileges or powers, or restrictions provided for the benefit, of the Series G, regardless of whether any such action shall be by means of amendment to the Articles of Incorporation or bylaws or by merger, consolidation or otherwise or filing any Certificate of Designation, but the creation of a new security having rights, preferences or privileges senior to or on parity with the Series G in a future financing will not constitute an amendment, addition, alteration, filing, waiver or repeal for these purposes; (b) increase or decrease (other than by conversion) the authorized number of Series G; (c) issue any Series E or Series D Convertible Preferred Stock, (d) issue any Series G in excess of 1,000,000 or (e) without limiting any provision under the Series G COD, whether or not prohibited by the terms of the Series G, circumvent a right of the Series G.

On December 31, 2021, the Company entered into Securities Purchase Agreements with investors pursuant to which the Investors agreed to purchase units, severally and not jointly, which consisted of an aggregate of (i) 615,000 shares of Series G and (ii) Warrants to purchase 615,000,000 shares of the Company’s common stock which are equal to 1,000 warrants for each for each share of Series G purchased (the “December 2021 Series G Offering”). The gross proceeds to the Company were $6,150,000, or $10.00 per unit. The Company paid fees of $615,507, paid cash of $54,933 for the settlement of disputed penalties related the Series E, and received net proceeds of $5,479,560 The initial exercise price of the Warrants related to the December 2021 Series G Offering is $0.01 per share, subject to adjustment. In connection with the issuance of the Series G and related warrants, the Company recorded a deemed dividend of $2,041,802 related to the beneficial conversion features of the Series G.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

In connection with the Series G Offerings, the Company entered into Registration Rights Agreements (the “Series G Registration Rights Agreements”) pursuant to which the Company agreed to file a registration statement on Form S-1 to register the resale of the shares of Common Stock issuable to the Investors upon conversion of the Series G Preferred Stock and exercise of the Warrants. Pursuant to the Series G Registration Rights Agreements, if a registration statement registering for resale all of the shares of common stock issuable under Series G Convertible Preferred Stock and Warrants (i) is not filed with the Commission by the Company within 45 days of the closing dates or any other registration statement, (ii) is not declared effective by the Commission by the Effectiveness Date of the initial registration statement (90 days following the closing date) or any other registration statement, or (iii) after the effective date of a registration statement, such registration statement ceases for any reason to remain continuously effective as to all registrable securities included in such registration statement for more than 30 calendar days during any 12-month period (any such failure or breach being referred to as an “Event”, and the date on which such Event occurs, being referred to as “Event Date”), then, in addition to any other rights the Holders may have under the Series G Registration Rights Agreements or under applicable law, on each such Event Date and on each monthly anniversary of each such Event Date (if the applicable Event shall not have been cured by such date) until the applicable Event is cured, the Company is obligated to pay to each Holder an amount in cash, as partial liquidated damages and not as a penalty, equal to 1% of the purchase price paid by such Holder pursuant to the Series G Purchase Agreement, during which such Event continues uncured. Also pursuant to the Series G Registration Rights Agreements, the partial liquidated damages provisions summarized above apply on a daily pro rata basis for any portion of a month prior to the cure of an Event.

These Series G preferred share issuances with redemption provisions that permit the issuer to settle in either cash or common stock, at the option of the issuer, were evaluated to determine whether temporary or permanent equity classification on the consolidated balance sheet was appropriate. As per the terms of the Series G preferred stock agreements, the Company shall have the right but not the obligation to redeem all outstanding Series G (and not any part of the Series E) at a price equal to 115% of (i) the Stated Value per share plus (ii) all unpaid dividends thereon. As such, since Series G preferred stock is redeemable upon the occurrence of an event that is within the Company’s control, the Series G preferred stock is classified as permanent equity.

The Company concluded that the Series G Preferred Stock represented an equity host and, therefore, the redemption feature of the Series G Preferred Stock was considered to be clearly and closely related to the associated equity host instrument. The redemption features did not meet the net settlement criteria of a derivative and, therefore, were not considered embedded derivatives that required bifurcation. The Company also concluded that the conversion rights under the Series G Preferred Stock were clearly and closely related to the equity host instrument. Accordingly, the conversion rights feature on the Series G Preferred Stock were not considered an embedded derivative that required bifurcation.

In connection with issuance of the Series G, on December 31, 2021, the Company paid the placement agent cash of $609,507 and issued 123,000,000 warrants to the placement agent at an initial exercise price of $0.01 per share. The cash fee of $609,507 was charged against the proceeds of the offering in additional paid-in capital and there is no effect on equity for the placement agent warrants.

Common stock

On February 23, 2021, stockholders holding at least 51% of the voting power of the stock of the Company entitled to vote thereon consented, in writing, to amend the Company’s Amended and Restated Articles of Incorporation, by adoption of the Certificate of Amendment to the Amended and Restated Articles of Incorporation of the Company to authorize an increase of the number of shares of common stock that the Company may issue to 10,000,000,000 shares, par value $0.001 (the “2021 Amendment”). The increase in the number of authorized shares was needed to meet the share reserve requirements under the Series E.

The Company filed a preliminary information statement on Schedule 14C regarding the stockholders’ consent to the Authorized Share Increase Amendment with the SEC on March 3, 2021. This consent was sufficient to approve the 2021 Amendment under Nevada law. The Company filed a definitive information statement on Schedule 14C on March 15, 2021 and first mailed that information statement to stockholders on March 15, 2021.

Shares issued in connection with conversion of convertible debt and interest

During the six months ended June 30, 2020, the Company issued 417,863,999 shares of its common stock upon the partial conversion of a convertible note which had bifurcated embedded conversion option derivatives including the conversion of principal and default interest balances due of $2,844,979, accrued interest payable due of $218,600, and fees of $8,180, at the contractual conversion price. The Company accounted for the partial conversion of these convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $15,704,425 which is associated with the difference between the fair market value of the shares issued upon conversion and the amount of principal balances converted at the conversion price.

During the three months ended September 30, 2020, the Company issued 477,682,407 shares of its common stock in connection with the conversion of convertible notes payable and default interest of $4,215,651, accrued interest of $82,852, and fees of $900. The conversion price was based on contractual terms of the related debt. In connection with the issuance of these shares, the Company recorded a loss on debt extinguishment of $19,700,260 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances converted at the conversion price.

In October 2020, the Company issued 53,255,583 shares of its common stock in connection with the conversion of a convertible note payable and default interest of $293,150 and accrued interest of $26,383. The conversion price was based on contractual terms of the related debt.

In October and December 2020, the Company issued 9,606,099 shares of its common stock in connection with the conversion of accrued interest of $58,317. The conversion price was based on contractual terms of the related debt.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On December 17, 2020, the Company issued 55,000,000 shares of its common stock in connection with the conversion of convertible notes payable of $500,000 and accrued interest of $81,616. The conversion price was based on contractual terms of the related debt.

During the three months ended December 31, 2020, under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $866,452 which is associated with the difference between the fair market value of the shares issued upon conversion and the amounts of principal balances converted at the conversion price.

During 2020, the aggregate loss on debt extinguishment upon conversions associated with the difference between the fair market value of the shares issued upon conversion and the amounts of principal balances converted at the conversion price amounted to $36,271,137 consisting of $15,704,425, $19,700,260 and $866,452 as discussed above (See Note 11).

On January 11, 2021, the Company issued 15,454,545 shares of its common stock in connection with the conversion of a convertible note payable of $170,000. The conversion price was based on contractual terms of the related debt.

During the three months ended June 30, 2021, the Company and each Q1/Q2 2020 Note investor entered into a letter agreement whereby the investor waived its right to any Mandatory Default Payment. Accordingly, during the three months ended June 30, 2021, the Company reversed the accrued Mandatory Penalty amount due of $664,400 and recorded a gain on debt extinguishment of $664,400. Additionally, during the three months ended June 30, 2021, the Company issued 28,358,841 shares of its common stock upon the conversion of all remaining Q1/Q2 2020 Note principal and interest balances due aggregating $277,916.

During the three months ended June 30, 2021, the Company issued 15,923,322 shares of its common stock upon the conversion of all remaining April 20 Note principal and interest balances due aggregating $95,540. The Company accounted for the conversion of these convertible notes pursuant to the guidance of ASC 470-20, Debt with Conversion and Other Options. Under ASC 470-20, the Company recognized an aggregate loss on debt extinguishment upon conversion in the amount of $143,872 which is associated with the difference between the fair market value of the shares issued upon conversion and the conversion price and is equal to the fair value of the shares of common stock transferred upon conversion.

Shares issued in connection with conversion of Series E preferred shares

During the three months ended June 30, 2021, the Company issued 571,296,287 shares of its common stock in connection with the conversion of 340,346 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

During the three months ended September 30, 2021, the Company issued 25,725,519 shares of its common stock in connection with the conversion of 17,135 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

During the three months ended December 31, 2021, the Company issued 60,758,228 shares of its common stock in connection with the conversion of 39,410 shares of Series E. The conversion ratio was based on the Series E certificate of designation, as amended.

Shares issued upon exercise of warrants

During the six months ended June 30, 2020, the Company issued 70,203,889 shares of its common stock in connection with the cashless exercise of 73,635,000 warrants. The exercise price was based on contractual terms of the related warrant.

During the three months ended September 30, 2020, the Company issued 85,710,419 shares of its common stock in connection with the cashless exercise of 83,662,448 warrants. The exercise price was based on contractual terms of the related warrant. In connection with the cashless exercise of warrants, the Company recorded a loss on debt extinguishment of $237,664 which is associated with the fair market value of the excess common shares issued upon the cashless exercise of warrants over the number of shares issuable using the warrant exercise price.

During the three months ended June 30, 2021, the Company issued 52,482,141 shares of its common stock in connection with the cashless exercise of 98,557,429 warrants. The exercise price was based on contractual terms of the related warrant.

In May and June 2021, the Company issued 68,571,429 shares of its common stock and received proceeds of $685,714 from the exercise of 68,571,429 warrants at $0.01 per share.

During the three months ended September 30, 2021, the Company issued 325,539,430 shares of its common stock and received proceeds of $3,254,955 from the exercise of 325,539,430 warrants at $0.01 per share.

During the three months ended December 31, 2021, the Company issued 28,571,429 shares of its common stock and received proceeds of $285,714 from the exercise of 28,571,429 warrants at $0.01 per share.

Common shares issued settlement

On July 20, 2020, in connection with the parties’ recent settlement, the Company issued 10,281,018 shares to Bellridge to settle certain claims of Bellridge (see Note 12 under legal matters). These shares were valued at $502,742, or $0.049 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded a loss on debt extinguishment of $502,742.

On December 17, 2020, the Company issued 18,685,477 common shares to certain August 2019 equity and debt purchasers as settlement related to the difference between $2.50, the purchase price, and $0.40. These shares were valued at $545,616, or $0.029 per share, based on the quoted trading price on the date of grant. In connection with these shares, the Company recorded settlement expense of $545,616.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Common shares issued conversion of Series B preferred shares

On July 24, 2020, the Company issued 1,000,000 shares to its common stock upon the conversion of 1,000,000 shares of Series B preferred shares.

Common shares issued conversion of Series D preferred shares

During the three months ended September 30, 2020, the Company issued 398,350,000 shares of its common stock in connection with the conversion of 398,350 shares of Series D. The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.

During the three months ended December 31, 2020, the Company issued 124,376,000 shares of its common stock in connection with the conversion of 124,376 shares of Series D. The conversion ratio was 1,000 shares of common stock for each share of Series D based on the Series D COD.

Warrants

Warrants issued in connection with convertible debt

During the year ended December 31, 2020, the Company issued Q1/Q2 2020 Warrants to purchase up to 827,200 shares of the Company’s common stock (See Note 7). The Q1/Q2 2020 Warrants are exercisable at any time on or after the date of the issuance and entitle the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the Q1/Q2 2020 Warrants become exercisable. Under the terms of the Q1/Q2 2020 Warrants, the investors are entitled to exercise the Q1/Q2 2020 Warrants to purchase up to 827,200 shares of the Company’s common stock at an initial exercise price of $0.40, subject to adjustment as detailed in the respective Q1/Q2 2020 Warrant. In connection with the 374,000 warrants issued in January 2020, the Company calculated the relative fair value of these warrants in the amount of $262,872 which was added to debt discount and will be amortized over the term of the notes (see Note 7). In connection with the 453,200 warrants issued in February, March 2020 and April 2020, the Company determined that various terms of these Q1/Q2 2020 Notes and Q1/Q2 2020 Warrants, including the default provisions in the Q1/Q2 2020 Notes discussed in Note 7, caused derivative treatment of the warrants. During the year ended December 31, 2020, on the initial measurement dates, the fair value of the warrant derivatives of $456,858 was recorded as derivative liabilities and was allocated as a debt discount up to the net proceeds of the Q1/Q2 2020 Notes of $456,858. The fair value of these warrants was estimated using the Binomial valuation model with the assumptions as outlined in Note 7.

Warrants issued in connection with Series E preferred shares

In connection with the sale of Series E preferred shares, in 2020, the Company issued warrants to purchase 100,559,929 shares of the Company’s common stock at an initial exercise price of $0.01 per share. Additionally, the Company issued 15,314,285 warrants to the placement agent at an initial exercise price of $0.01 per share.

In connection with certain down-round provisions on the Series E warrants issued in October 2020, in January 2021, the Company increased the number of warrants by 71,965,500.

In connection with the sale of Series E preferred shares, during the year ended December 31, 2021, the Company issued warrants to purchase 457,714,289 shares of the Company’s common stock at an initial exercise price of $0.01 per share. Additionally, the Company issued 91,542,858 warrants to the placement agent at an initial exercise price of $0.01 per share. (See Series E preferred shares above).

During the three months ended June 30, 2021, the Company issued 52,482,141 shares of its common stock in connection with the cashless exercise of 98,557,429 warrants. The exercise price was based on contractual terms of the related warrant.

In May and June 2021, the Company issued 68,571,429 shares of its common stock and received proceeds of $685,714 from the exercise of 68,571,429 warrants at $0.01 per share.

During the three months ended September 30, 2021, the Company issued 325,539,430 shares of its common stock and received proceeds of $3,254,955 from the exercise of 325,539,430 warrants at $0.01 per share.

During the three months ended December 31, 2021, the Company issued 28,571,429 shares of its common stock and received proceeds of $285,714 from the exercise of 28,571,429 warrants at $0.01 per share.

During the year ended December 31, 2021, the Company entered into Securities Purchase Agreements with certain of the holders of its existing Series E preferred warrants (“Exercising Warrants Holders”). Pursuant to the Securities Purchase Agreements, the Exercising Warrants Holders and the Company agreed that the Exercising Warrants Holders would cash exercise their existing warrants, into shares of common stock underlying such existing warrants Shares. In order to induce the Exercising Warrant Holders to cash exercise their existing Warrants, the Securities Purchase Agreements provided for the issuance of new warrants (“New Warrants”) with such New Warrants to be issued in an amount equal to 50% of the number of shares acquired by the Existing Warrant Holder through the exercise of existing warrants for cash. The New Warrants are exercisable upon issuance and terminate five years following the initial exercise date. The New Warrants have an exercise price per share of $0.01. During the year ended December 31, 2021, of the 422,682,288 warrants exercised for cash, a total of 411,253,716 existing warrants were exercised for cash contemporaneously with the execution of the Securities Purchase Agreements resulting in total proceeds to the Company of $4,112,537. In connection with the exercise of these existing warrants for cash, the Company issued an aggregate of 205,626,862 New Warrants. The New Warrants issued in connection with the Securities Purchase Agreements were considered inducement warrants and are classified in equity. The fair value of the New Warrants issued was $4,431,853 and were expensed as warrant exercise inducement expense on the accompanying consolidated statement of operations.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

Warrants issued in connection with Series G preferred shares

In connection with the sale of Series G preferred shares, on December 31, 2021, the Company issued warrants to purchase 615,000,000 shares of the Company’s common stock at an initial exercise price of $0.01 per share. Additionally, the Company issued 123,000,000 warrants to the placement agent at an initial exercise price of $0.01 per share.

Warrant price protection

On August 30, 2019, pursuant to the terms of the August 2019 Purchase Agreements with accredited investors, the Company issued August 2019 Warrants to purchase up to 987,940 shares of the Company’s common stock (See Note 7). The August 2019 Warrants are exercisable at any time on or after the date of the issuance and entitle the investors to purchase shares of the Company’s common stock for a period of five years from the initial date the August 2019 Warrants become exercisable. Under the terms of the August 2019 Warrants, the investors were entitled to exercise the August 2019 Warrants to purchase up to 987,940 shares of the Company’s common stock at an initial exercise price of $3.50, subject to adjustment as detailed in the August 2019 Warrants. On September 6, 2019, the Company sold its common shares at $2.50 per share and accordingly, the August 2019 Warrant down-round provisions were triggered. As a result, the number of shares issuable upon exercise of the warrants was increased by 395,176 to 1,383,116 and the exercise price was lowered to $2.50. On January 7, 2020, the Company issued new convertible debt with an initial conversion price of $0.40 per share and warrants exercisable at $0.40 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the number of shares issuable upon exercise of the warrants was increased to 8,644,474 and the exercise price was lowered to $0.40. As a result of the January 7, 2020 trigger of the down-round provisions, on January 7, 2020, the Company recorded a deemed dividend of $17,836,244 which represents the fair value transferred to the warrant holders from the down-round feature being triggered. The Company calculated the difference between the August 2019 Warrants’ fair value on January 7, 2020, the date the down-round feature was triggered using the current exercise price and the new exercise price and the new number of shares issuable upon exercise of the warrants. The deemed dividend was recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. Subsequent to January 7, 2020, additional down-round protection was triggered and the exercise price of the August 2019 Warrants was lowered to $0.006 per share, and the number of shares issuable upon exercise of the warrants was increased.

In August 2019, in connection with the sale of common stock, the Company issued 585,000 five-year warrants to purchase common shares for an exercise price of $2.50 per common share to investors. These warrants include down-round provisions under which the warrant exercise price could be affected by future equity offerings undertaken by the Company. During the year ended December 31, 2020, down-round provisions were triggered. As of December 31, 2020, the exercise price of these warrants was lowered to $0.006 per share.

In October 2019, pursuant to the terms of the October 3 Purchase Agreement with an accredited investor, the Company issued the October 3 Warrant to purchase up to 66,401 shares of the Company’s common stock (See Note 7). The October 3 Warrant is exercisable at any time on or after the date of the issuance and entitles the investor to purchase shares of the Company’s common stock for a period of five years from the initial date the October 3 Warrant becomes exercisable. Under the terms of the October 3 Warrant, the investor is entitled to exercise the October 3 Warrant to purchase up to 66,401 shares of the Company’s common stock at an initial exercise price of $3.51, subject to adjustment as detailed in the October 3 Warrant. The October 3 Warrant includes a down-round provision under which the October 3 Warrant exercise price could be affected, on a full-ratchet basis, by future equity offerings undertaken by the Company. Subsequent to October 3, 2019, the Company issued convertible debt with a conversion price of $2.50 per share and accordingly, the October 3 Warrant down-round provisions were triggered. As a result, the October 3 Warrant exercise price was lowered to $2.50 and the number of shares issuable upon exercise of warrants was increased to 66,667. On January 7, 2020, the Company issued new convertible debt with an initial conversion price of $0.40 per share and warrants exercisable at $0.40 per share and accordingly, the conversion price and warrant down-round provisions were triggered. As a result, the number of shares issuable upon exercise of the warrants was increased to 416,669 and the exercise price was lowered to $0.40. As a result of the January 7, 2020 trigger of the down-round provisions, on January 7, 2020, the Company recorded a deemed dividend of $859,768 which represents the fair value transferred to the warrant holders from the down-round feature being triggered. The Company calculated the difference between October 3 Warrant’s fair value on January 7, 2020, the date the down-round feature was triggered using the current exercise price and the new exercise price and the new number of shares issuable upon exercise of the warrants. The deemed dividend was recorded as an increase in accumulated deficit and increase in paid-in capital and increased the net loss to common shareholders by the same amount. Subsequent to January 7, 2020, additional down-round protection was triggered. As of December 31, 2020, the exercise price of the October 3 Warrant was lowered to $0.006 per share, and the number of shares issuable upon exercise of the October 3 Warrant was increased.

Subsequent to January 30, 2020, the Company issued shares of its common stock upon conversion of debt at price lower than $0.40. Accordingly, the exercise prices of the August 2019 Warrants and October 3 Warrant discussed above were lowered to $0.006 and the aggregate number of shares issuable upon exercise of the warrants was increased from 9,061,143 shares to 604,076,186 shares. Since these warrants were treated as derivative liabilities, no additional deemed dividend was recorded.

Other

As discussed in Note 7 above, the Company issued debt that consists of the issuance of convertible notes with variable conversion provisions. The conversion terms of the convertible notes are variable based on certain factors, such as the future price of the Company’s common stock, default provisions and payment of amortization Payments in stock. The number of shares of common stock to be issued is based on the future price of the Company’s common stock. The number of shares of common stock issuable upon conversion of the promissory note is indeterminate. Due to the fact that the number of shares of common stock issuable exceed the Company’s authorized share limit, effective January 30, 2020, the equity environment was tainted and all convertible debentures and warrants were included in the value of the derivative. Pursuant to ASC 815-15 Embedded Derivatives, the fair values of the warrants were recorded as derivative liabilities on the issuance date. On January 30, 2020, the Company evaluated all outstanding warrants to determine whether these instruments are tainted and, due to reasons discussed above, all warrants outstanding were considered tainted. Accordingly, the Company recorded a reclassification from paid-in capital to derivative liabilities of $11,381,885 for warrants becoming tainted. Upon the increase of the Company’s authorized shares, the warrants were no longer considered tainted and accordingly, the derivative liability was reduced by $81,384. On January 30, 2020, the fair value of the warrants reclassified to derivative liabilities was determined using the Binomial valuation model.

During the period from June 1, 2020 to June 29, 2020, the Company issued 70,203,889 shares of its common stock in connection with the cashless exercise of 73,635,000 warrants. The exercise price was based on contractual terms of the related debt. Additionally, during the three months ended September 30, 2020, the Company issued 85,710,419 shares of its common stock in connection with the cashless exercise of 83,662,448 warrants. The exercise price was based on contractual terms of the related debt.

TRANSPORTATION AND LOGISTICS SYSTEMS, INC. AND SUBSIDIARIES

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

DECEMBER 31, 2021 AND 2020

On June 16, 2020, the Company issued an aggregate of 28,100,000 five-year warrants to purchase 28,100,000 shares of the Company’s common stock at an exercise price of $0.06 per share, subject to adjustment as defined in the respective warrant to two consultants for services rendered. On June 16, 2020, the Company calculated the fair value of these warrants of $1,963,291 which was calculated using the Binomial valuation model with the following assumptions: expected dividend rate, 0%; expected term of 5 years; volatility of 298.8% and risk-free interest rate of 0.33%. During the year ended December 31, 2020, the Company recorded stock-based professional fees of $1,963,291 related to these warrants which has been included in professional fees on the accompanying consolidated statement of operations.

On July 20, 2020 and July 22, 2020, the Company entered Exchange Agreements (see Note 7) with two Investors to exchange outstanding August 2019 Notes and August 2019 Warrants for a newly created series of preferred stock designated the Series D (See above). Pursuant to the Exchange Agreements, the Investors exchanged August 2019 Notes with an aggregate remaining principal amount outstanding of $500,184, accrued interest payable of $85,828, and Warrants to purchase 423,159,293 shares of Common Stock for 522,726 shares of Series D. In connection with the issuance of these shares, the Company recorded a loss on debt extinguishment of $239,678 which is associated with the fair market value of the excess shares issued upon conversion of the principal balances and accrued interest converted at the conversion price.

Warrant activities for the years ended December 31, 2021 and 2020 are summarized as follows:

	Number of Shares Issuable Upon Exercise of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	3,649,861	2.410
Granted	144,801,414	0.027
Cancellations	(23,508,334)	0.006
Increase in warrants related to price protection	602,626,403	0.006
Cashless exercise of warrants for Series D preferred	(423,159,293)	0.006
Cashless exercise of warrants for common stock	(157,297,448)	0.006
Balance Outstanding December 31, 2020	147,112,603	0.052	4.83	$1,780,356
Granted	1,287,257,147	0.010
Inducement warrants granted	205,626,862	0.010
Increase in warrants related to price protection	71,965,500	0.010
Exercises	(521,239,717)	0.010
Balance Outstanding December 31, 2021	1,190,722,395	$0.015	4.74	$3,831,380
Exercisable, December 31, 2021	1,190,722,395	$0.015	4.74	$3,831,380

Stock options

Stock option activities for the years ended December 31, 2021 and 2020 are summarized as follows:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value
Balance Outstanding December 31, 2019	80,000	$		$-
Granted/Cancelled	-
Balance Outstanding December 31, 2021	80,000	8.84	3.33	-
Granted/Cancelled	-	-
Balance Outstanding December 31, 2021	80,000	$8.84	2.33	$-
Exercisable, December 31, 2021	40,000	$8.84	2.33	$-